SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of the Amortized Cost Basis, Aggregate Fair Value and Unrealized Holdings Gains and Losses by Securities) (Details) (USD $)
In Thousands, unless otherwise specified
Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 23,243
Aggregate fair value	19,703
Unrealized gains	205
Unrealized losses	(3,745)
Quoted Israeli corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	20,895
Aggregate fair value	17,868
Unrealized gains	198
Unrealized losses	(3,225)
Quoted Non-Israeli corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	514
Aggregate fair value	513
Unrealized gains
Unrealized losses	(1)
Non-quoted Israeli corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,834
Aggregate fair value	1,322
Unrealized gains	7
Unrealized losses	$ (519)